                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                              AIM WEINGARTEN FUND

                    (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                         Supplement dated July 5, 2000
        to the Statement of Additional Information dated June 21, 2000, as supplemented June 30, 2000

This supplement supersedes and replaces in its entirety the supplement dated June 30, 2000.

The following paragraph replaces in its entirety the tenth full paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES" on page 30 of the Statement of Additional Information:

                     "AIM has voluntarily agreed, effective July 1, 2000, to waive advisory fees payable by Charter, Constellation and Weingarten in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion, so that the effective fee schedules are as follows:


                           CHARTER AND CONSTELLATION

           NET ASSETS                                               ANNUAL RATE
           ----------                                               -----------
           First $30 million                                        1.00%
           Over $30 million to and including $150 million           0.75%
           Over $150 million to and including $5 billion            0.625%
           Over $5 billion to and including $10 billion             0.60%
           Over $10 billion to and including $15 billion            0.575%
           Over $15 billion to and including $20 billion            0.55%
           Over $20 billion to and including $25 billion            0.525%
           Over $25 billion to and including $30 billion            0.50%
           Over $30 billion to and including $35 billion            0.475%
           Over $35 billion                                         0.45%



                             WEINGARTEN

           NET ASSETS                                               ANNUAL RATE
           ----------                                               -----------
           First $30 million                                        1.00%
           Over $30 million to and including $350 million           0.75%
           Over $350 million to and including $5 billion            0.625%
           Over $5 billion to and including $10 billion             0.60%
           Over $10 billion to and including $15 billion            0.575%
           Over $15 billion to and including $20 billion            0.55%
           Over $20 billion to and including $25 billion            0.525%
           Over $25 billion to and including $30 billion            0.50%
           Over $30 billion to and including $35 billion            0.475%
           Over $35 billion                                         0.45%

           In addition, pursuant to a prior fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average

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           daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. With respect to Weingarten, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital."

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                               RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                           AIM LARGE CAP GROWTH FUND
                            AIM MID CAP GROWTH FUND
                              AIM WEINGARTEN FUND

                    (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                         Supplement dated July 5, 2000
        to the Statement of Additional Information dated June 21, 2000, as supplemented June 30, 2000

This supplement supersedes and replaces in its entirety the supplement dated June 30, 2000.

The following paragraph replaces in its entirety the eleventh full paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES" on page 37 of the Statement of Additional Information:

                     "AIM has voluntarily agreed, effective July 1, 2000, to waive advisory fees payable by Blue Chip, Charter, Constellation and Weingarten in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion, so that the effective fee schedules are as follows:

                             BLUE CHIP

           NET ASSETS                                               ANNUAL RATE
           ----------                                               -----------

           First $350 million                                       0.75%
           Over $350 million to and including $5 billion            0.625%
           Over $5 billion to and including $10 billion             0.60%
           Over $10 billion to and including $15 billion            0.575%
           Over $15 billion to and including $20 billion            0.55%
           Over $20 billion to and including $25 billion            0.525%
           Over $25 billion to and including $30 billion            0.50%
           Over $30 billion to and including $35 billion            0.475%
           Over $35 billion                                         0.45%


                           CHARTER AND CONSTELLATION

           NET ASSETS                                               ANNUAL RATE
           ----------                                               -----------

           First $30 million                                        1.00%
           Over $30 million to and including $150 million           0.75%
           Over $150 million to and including $5 billion            0.625%
           Over $5 billion to and including $10 billion             0.60%
           Over $10 billion to and including $15 billion            0.575%
           Over $15 billion to and including $20 billion            0.55%
           Over $20 billion to and including $25 billion            0.525%
           Over $25 billion to and including $30 billion            0.50%
           Over $30 billion to and including $35 billion            0.475%
           Over $35 billion                                         0.45%

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                             WEINGARTEN

           NET ASSETS                                               ANNUAL RATE
           ----------                                               -----------
           First $30 million                                        1.00%
           Over $30 million to and including $350 million           0.75%
           Over $350 million to and including $5 billion            0.625%
           Over $5 billion to and including $10 billion             0.60%
           Over $10 billion to and including $15 billion            0.575%
           Over $15 billion to and including $20 billion            0.55%
           Over $20 billion to and including $25 billion            0.525%
           Over $25 billion to and including $30 billion            0.50%
           Over $30 billion to and including $35 billion            0.475%
           Over $35 billion                                         0.45%

           In addition, pursuant to a prior fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. With respect to Weingarten, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion."

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